Accounts Receivable, Net - Summary of Movements in Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Balance at beginning of the year	¥ (69,417)	$ (10,064)	¥ (10,051)	¥ (862)
Additional provision charged to expense	(46,045)	(6,676)	(59,347)	(9,217)
Foreign currency translation	82	12	(19)	28
Balance at the end of the year	¥ (115,380)	$ (16,728)	¥ (69,417)	¥ (10,051)